T. ROWE PRICE Large-Cap Value Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
COMMUNICATION SERVICES  6.7%
Entertainment  0.8%
Walt Disney  222,989 21,492
21,492
Interactive Media & Services  4.0%
Alphabet, Class C  337,162 96,718
Meta Platforms, Class A  16,078 9,199
105,917
Media  0.4%
News, Class A  462,747 11,536
11,536
Wireless Telecommunication Services  1.5%
T-Mobile U.S.  194,800 40,914
40,914
Total Communication Services 179,859
CONSUMER DISCRETIONARY  3.9%
Broadline Retail  1.6%
Amazon.com (1) 207,629 43,243
43,243
Hotels, Restaurants & Leisure  0.6%
Las Vegas Sands  296,599 15,981
15,981
Specialty Retail  1.7%
Home Depot  136,741 44,973
44,973
Total Consumer Discretionary 104,197
CONSUMER STAPLES  6.5%
Beverages  0.4%
Coca-Cola  145,438 11,060
11,060
Consumer Staples Distribution & Retail  0.4%
Walmart  90,093 11,197
11,197
Household Products  4.5%
Colgate-Palmolive  660,082 56,259

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  430,916 62,241
118,500
Tobacco  1.2%
Philip Morris International  195,678 32,353
32,353
Total Consumer Staples 173,110
ENERGY  10.5%
Energy Equipment & Services  1.0%
SLB  538,000 27,648
27,648
Oil, Gas & Consumable Fuels  9.5%
ConocoPhillips  705,965 93,187
EOG Resources  166,465 24,066
Expand Energy  168,834 18,535
Exxon Mobil  353,127 59,912
TotalEnergies (2) 478,679 43,550
Williams  162,274 11,810
251,060
Total Energy 278,708
FINANCIALS  19.0%
Banks  7.9%
Bank of America  1,277,524 62,279
Citigroup  363,393 41,213
Fifth Third Bancorp  210,800 9,794
Huntington Bancshares  1,635,871 25,601
U.S. Bancorp  936,363 48,700
Wells Fargo  267,419 21,289
208,876
Capital Markets  3.0%
Charles Schwab  834,097 78,388
78,388
Financial Services  0.7%
Equitable Holdings  506,247 18,787
18,787
Insurance  7.4%
Allstate  193,236 40,066
American International Group  275,060 20,698
Chubb  212,347 69,210
Hartford Insurance Group  116,343 15,733

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MetLife  700,143 49,514
195,221
Total Financials 501,272
HEALTH CARE  11.9%
Health Care Equipment & Supplies  1.9%
Becton Dickinson & Company  123,385 19,400
Zimmer Biomet Holdings  330,790 29,910
49,310
Health Care Providers & Services  4.4%
Cigna Group  89,972 24,000
CVS Health  512,808 36,830
Elevance Health  159,987 46,836
UnitedHealth Group  37,289 10,090
117,756
Life Sciences Tools & Services  0.8%
Thermo Fisher Scientific  30,393 14,939
Waters (1) 23,869 7,108
22,047
Pharmaceuticals  4.8%
AstraZeneca  140,760 27,761
Johnson & Johnson  85,466 20,891
Merck  400,080 48,125
Sanofi, ADR  141,402 6,813
Viatris  1,748,710 23,625
127,215
Total Health Care 316,328
INDUSTRIALS & BUSINESS SERVICES  13.1%
Aerospace & Defense  4.1%
Boeing (1) 176,473 35,123
General Electric  98,839 28,048
L3Harris Technologies  132,704 45,803
108,974
Electrical Equipment  0.6%
Rockwell Automation  43,398 15,575
15,575
Ground Transportation  2.7%
CSX  1,754,223 72,011
72,011

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.9%
Siemens (EUR)  98,696 24,046
24,046
Machinery  4.8%
AGCO  210,511 24,392
Cummins  15,882 8,545
Fortive  702,309 38,823
Middleby (1) 163,846 21,723
Stanley Black & Decker  487,274 34,626
128,109
Total Industrials & Business Services 348,715
INFORMATION TECHNOLOGY  13.6%
Communications Equipment  1.2%
Cisco Systems  423,185 32,835
32,835
Electronic Equipment, Instruments & Components  2.7%
Keysight Technologies (1) 148,024 41,797
TE Connectivity  34,124 7,133
Teledyne Technologies (1) 37,576 22,734
71,664
Semiconductors & Semiconductor Equipment  6.3%
Advanced Micro Devices (1) 216,400 44,022
Applied Materials  112,334 38,395
Intel (1) 451,934 19,944
QUALCOMM  209,233 26,945
Texas Instruments  188,350 36,566
165,872
Software  1.6%
Microsoft  58,067 21,494
Salesforce  110,242 20,579
42,073
Technology Hardware, Storage & Peripherals  1.8%
Samsung Electronics (KRW)  401,518 46,962
46,962
Total Information Technology 359,406
MATERIALS  4.5%
Chemicals  3.5%
CF Industries Holdings  259,724 33,723
Linde  75,760 37,559

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  204,985 20,375
91,657
Containers & Packaging  1.0%
International Paper  772,439 27,576
27,576
Total Materials 119,233
REAL ESTATE  3.3%
Industrial Real Estate Investment Trusts  0.9%
Rexford Industrial Realty, REIT  726,622 23,782
23,782
Residential Real Estate Investment Trusts  1.5%
AvalonBay Communities, REIT  234,421 38,293
38,293
Specialized Real Estate Investment Trusts  0.9%
Weyerhaeuser, REIT  957,104 23,382
23,382
Total Real Estate 85,457
UTILITIES  4.8%
Electric Utilities  2.1%
Alliant Energy  134,300 9,637
Southern  486,328 46,941
56,578
Multi-Utilities  2.7%
Ameren  417,841 45,929
Sempra  273,582 26,584
72,513
Total Utilities 129,091
Total Common Stocks (Cost $1,935,166) 2,595,376
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 55,474,847 55,475
Total Short-Term Investments (Cost $55,475) 55,475

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 27,444,588 27,445
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 27,445
Total Securities Lending Collateral (Cost $27,445) 27,445
Total Investments in Securities  100.9%
(Cost $2,018,086) $ 2,678,296
Other Assets Less Liabilities (0.9)% (23,905)
Net Assets 100.0% $ 2,654,391
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 215
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 215+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 19,082  ¤  ¤ $ 55,475
T. Rowe Price Treasury
Reserve Fund, 3.68% 29,578  ¤  ¤ 27,445
Total $ 82,920^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $215 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $82,920.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Value Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Large-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Large-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1233-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,524,368 $ 71,008 $ — $ 2,595,376
Short-Term Investments 55,475 — — 55,475
Securities Lending Collateral 27,445 — — 27,445
Total $ 2,607,288 $ 71,008 $ — $ 2,678,296